Financial instruments - Financial instruments by type or interest rate (Details) $ in Thousands, $ in Thousands	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CAD ($)
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Assets	$ 15,021,021		$ 15,550,358
Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Receive Rate	4.99%	4.99%
Interest rate swaps | Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Notional amount		$ 250
Pay Rate	3.26%	3.26%
Interest rate swaps | At fair value | Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Assets	$ 1,043		$ 6,180